Feb. 01, 2017
MASSMUTUAL PREMIER FUNDS
Supplement dated March 1, 2017 to the
Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information found on page 12 under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund relating to the MassMutual Premier Inflation-Protected and Income Fund is hereby replaced with the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Management Fees	.38%	.38%	.38%	.38%	.38%	.38%	.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.53%	.63%	.73%	.83%	.83%	.73%	.73%
Interest Expense	.44%	.44%	.44%	.44%	.44%	.44%	.44%
Remainder of Other Expenses	.09%	.19%	.29%	.39%	.39%	.29%	.29%
Total Annual Fund Operating Expenses	.91%	1.01%	1.11%	1.21%	1.46%	1.36%	1.61%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$93	$290	$504	$1,120
Class R5	$103	$322	$558	$1,236
Service Class	$113	$353	$612	$1,352
Administrative Class	$123	$384	$665	$1,466
Class A	$617	$915	$1,235	$2,138
Class R4	$138	$431	$745	$1,635
Class R3	$164	$508	$876	$1,911

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE